Going Concern (Details) - USD ($)	Aug. 08, 2018	Jun. 30, 2018	Oct. 12, 2017	Jun. 30, 2017	Feb. 28, 2017
Going Concern Details
Shareholders deficit		$ 1,126,057		$ 5,642,854
Accumulated deficit		$ 35,372,273		$ 26,988,875
Option to Purchase Series A Preferred Stock					10000.00%
GHS Investments to purchase in stock			$ 15,000,000
Common Stock Shares to be registered	320,000,000